LOSSES PER SHARE (Table)	12 Months Ended
Sep. 30, 2019
Earnings Per Share [Line Items]
Summary of computation of basic and diluted earnings per share
The following table sets forth the computation of basic and diluted earnings per share for the years indicated:

	For the years ended September 30,
	2017	2018	2019
Numerator:
Net loss attributable to Q&K International Group Limited	(245,475)	(499,859)	(498,242)
Deemed dividend	(58,763)	(135,545)	(307,389)

Net loss attributable to ordinary shareholders—basic and diluted	(304,238)	(635,404)	(805,631)
Denominator:
Weighted average ordinary shares outstanding—basic and diluted	354,861,449	409,403,915	430,450,490
Net loss per share—basic and diluted	(0.86)	(1.55)	(1.87)

Pro Forma
Earnings Per Share [Line Items]
Summary of computation of basic and diluted earnings per share